UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22910

Legg Mason Global Asset Management Variable Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2016

LEGG MASON

BW ABSOLUTE RETURN OPPORTUNITIES VIT

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to generate positive returns that are independent of market cycles.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Absolute Return Opportunities VIT for the six-month reporting period ended June 30, 2016. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

Special shareholder notice

On August 5, 2016, the Portfolio’s Board of Trustees announced that it is in the best interests of the Portfolio and its shareholders to terminate the Portfolio. The Portfolio is expected to cease operations on or about November 30, 2016. Before the termination is effected, and at the discretion of fund management, the assets of the Portfolio will be liquidated and the Portfolio will cease to pursue its investment objective.

Shareholders of the Portfolio who elect to redeem their shares prior to the completion of the liquidation will be redeemed in the ordinary course at the Portfolio’s net asset value per share. Each shareholder who remains in the Portfolio until termination will receive a liquidating distribution equal to the aggregate net asset value of the shares of the Portfolio that such shareholder then holds.

Shareholders, who have allocated their assets to the Portfolio through a variable annuity contract or a variable life insurance policy offered by a life insurance company or through an eligible pension or other qualified plan, should contact their insurance company or retirement plan provider to consider options that may be available for the re-allocation of their assets.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you

II	Legg Mason BW Absolute Return Opportunities VIT

can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 5, 2016

Legg Mason BW Absolute Return Opportunities VIT	III

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2015 U.S. gross domestic product (“GDP”)i growth was 0.9%. First quarter 2016 GDP growth then decelerated to 0.8%. The U.S. Department of Commerce’s initial reading for second quarter 2016 GDP growth — released after the reporting period ended — was 1.2%. The improvement in GDP growth in the second quarter reflected an acceleration in personal consumption expenditures (“PCE”), an upturn in exports and smaller decreases in nonresidential fixed investment and in federal government spending.

While there was a pocket of weakness in May 2016, job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the period ended in June 2016, unemployment was 4.9%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed also declined over the period. In June 2016, 25.8% of Americans looking for a job had been out of work for more than six months, versus 26.9% when the period began.

Turning to the global economy, in its July 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said, “The outcome of the UK [Brexit] vote, which surprised global financial markets, implies the materialization of an important downside risk for the world economy. As a result, the global outlook for 2016-17 has worsened, despite the better-than-expected performance in early 2016.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.6%, versus 1.7% in 2015. Japan’s economy is expected to expand 0.3% in 2016, down from 0.5% in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

IV	Legg Mason BW Absolute Return Opportunities VIT

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016, April 27, 2016, June 15, 2016 and July 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the reporting period began, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016 the ECB announced that it would increase its bond purchasing program to €80 billion-a-month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England (“BoE”)v kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. However, in the aftermath of the June 23, 2016 U.K. referendum to leave the European Union (“Brexit”), BoE’s Governor Carney said that further interest rate cuts would be needed. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, the People’s Bank of China kept rates steady at 4.35%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2016?

A. Both short- and long-term Treasury yields moved sharply lower during the six months ended June 30, 2016. Two-year Treasury yields fell from a peak of 1.06% at the beginning of the period to a low of 0.58% at the end of the period. Ten-year Treasury yields began the reporting period at a peak of 2.27% and ended the period at 1.49%. Their low of 1.46% occurred on June 27 and June 28, 2016.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive results during the reporting period. Performance fluctuated with investor sentiment given signs of moderating global growth, shifting expectations for future Fed

Legg Mason BW Absolute Return Opportunities VIT	V

Investment commentary (cont’d)

monetary policy, Brexit and several geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate Indexvi, gained 5.31% during the six months ended June 30, 2016. Higher risk segments of the market generated the best returns during the reporting period.

Q. How did the high-yield bond market perform over the six months ended June 30, 2016?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, gained 9.06% for the six months ended June 30, 2016. The high-yield market was weak during the first month of the reporting period, due to falling oil prices and poor investor demand. After stabilizing in February 2016, the high-yield market rallied sharply over the last four months of the reporting period. This turnaround occurred as oil prices rebounded and the Fed reduced its expectations for rate hikes in 2016.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii gained 10.90% during the six months ended June 30, 2016. The asset class declined during the first month of the reporting period given concerns over economic growth in China, falling commodity prices and expectations for future Fed rate hikes. While there were periods of weakness, the asset class rallied sharply over the last five months of the reporting period as a whole. This turnaround was driven by rising oil prices, accommodative global monetary policy and solid investor demand.

Performance review

For the six months ended June 30, 2016, Class I shares of Legg Mason BW Absolute Return Opportunities VIT1 returned 3.26%. The Portfolio’s unmanaged benchmark, the Citigroup 3-Month U.S. Treasury Bill Indexix, returned 0.12% for the same period. The Lipper Variable Absolute Return Funds Category Average2 returned 2.11% over the same time frame.

Performance Snapshot as of June 30, 2016 (unaudited)
6 months
Legg Mason BW Absolute Return Opportunities VIT[1]:
Class I	3.26%
Class II	3.16%
Citigroup 3-Month U.S. Treasury Bill Index	0.12%
Lipper Variable Absolute Return Funds Category Average[2]	2.11%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 13 funds in the Portfolio’s Lipper category.

VI	Legg Mason BW Absolute Return Opportunities VIT

capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2016 for Class I and Class II shares were 2.49% and 2.38%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I and Class II shares would have been 1.26% and 1.38%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2016, the gross total annual operating expense ratios for Class I and Class II shares were 1.90% and 1.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class I shares and 1.00% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2016

RISKS: Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High yield bonds, commonly known as “junk” bonds, involve greater credit and liquidity risks than investment grade bonds. International investments are subject to special risks, including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and

Legg Mason BW Absolute Return Opportunities VIT	VII

Investment commentary (cont’d)

the Portfolio may be unable to enforce its rights against the issuers. Short selling is a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. As a non-diversified fund, the Portfolio is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund, which may magnify the Portfolio’s losses from events affecting a particular issuer. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Fed) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The Bank of England (“BoE”), formally the Governor and Company of the Bank of England, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix	The Citigroup 3-Month U.S. Treasury Bill Index is an unmanaged index generally representative of the average yield of 3-month U.S. Treasury bills.

VIII	Legg Mason BW Absolute Return Opportunities VIT

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2016 and December 31, 2015 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	3.26%	$1,000.00	$1,032.60	0.75%	$3.79	Class I	5.00%	$1,000.00	$1,021.13	0.75%	$3.77
Class II	3.16	1,000.00	1,031.60	1.00	5.05	Class II	5.00	1,000.00	1,019.89	1.00	5.02

2	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

[1]	For the six months ended June 30, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2016

Legg Mason BW Absolute Return Opportunities VIT

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 47.1%
Australia — 2.6%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	305,000	AUD	$284,167	(a)
Brazil — 6.0%
Federative Republic of Brazil, Notes	10.000%	1/1/25	1,245,000	BRL	348,174
Federative Republic of Brazil, Notes	10.000%	1/1/27	1,150,000	BRL	318,355
Total Brazil					666,529
Hungary — 3.8%
Republic of Hungary, Bonds	6.000%	11/24/23	80,000,000	HUF	340,515
Republic of Hungary, Bonds	5.500%	6/24/25	20,000,000	HUF	83,512
Total Hungary					424,027
Indonesia — 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	1,000,000,000	IDR	79,811
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	3,000,000,000	IDR	251,353
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	2,400,000,000	IDR	190,829
Total Indonesia					521,993
Malaysia — 4.4%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	1,165,000	MYR	292,542
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	140,000	MYR	35,717
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	120,000	MYR	30,123
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	505,000	MYR	124,302
Total Malaysia					482,684
Mexico — 13.7%
United Mexican States, Senior Bonds	8.500%	5/31/29	6,320,000	MXN	416,268
United Mexican States, Senior Bonds	8.500%	11/18/38	6,500,000	MXN	442,263
United Mexican States, Senior Bonds	7.750%	11/13/42	10,300,000	MXN	655,309
Total Mexico					1,513,840
New Zealand — 3.7%
Government of New Zealand, Senior Bonds	6.000%	5/15/21	195,000	NZD	164,561	(a)
Government of New Zealand, Senior Bonds	5.500%	4/15/23	280,000	NZD	242,950	(a)
Total New Zealand					407,511
Poland — 2.1%
Republic of Poland, Bonds	3.250%	7/25/25	875,000	PLN	229,318
Portugal — 2.8%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.950%	10/25/23	245,000	EUR	313,109	(a)
South Africa — 3.3%
Republic of South Africa, Bonds	6.750%	3/31/21	750,000	ZAR	47,890
Republic of South Africa, Bonds	6.500%	2/28/41	4,600,000	ZAR	221,355

See Notes to Financial Statements.

4	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

Legg Mason BW Absolute Return Opportunities VIT

Security	Rate	Maturity Date	Face Amount†		Value
South Africa — continued
Republic of South Africa, Bonds	8.750%	2/28/48	1,460,000	ZAR	$90,488
Total South Africa					359,733
Total Sovereign Bonds (Cost — $5,584,512)					5,202,911
Collateralized Mortgage Obligations — 0.7%
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.009%	3/22/44	62,202	EUR	51,790	(a)(b)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.057%	2/17/50	27,675	EUR	30,036	(a)(b)
Total Collateralized Mortgage Obligations (Cost — $110,062)					81,826
Corporate Bonds & Notes — 26.8%
Consumer Discretionary — 4.5%
Automobiles — 3.6%
Ford Motor Credit Co., LLC, Senior Notes	1.413%	1/17/17	200,000		200,277	(b)
Ford Motor Credit Co., LLC, Senior Notes	1.553%	6/15/18	200,000		199,862	(b)
Total Automobiles					400,139
Media — 0.9%
DISH DBS Corp., Senior Notes	4.625%	7/15/17	100,000		101,750
Total Consumer Discretionary					501,889
Financials — 21.3%
Banks — 14.6%
Banco Santander Chile, Senior Notes	1.529%	4/11/17	150,000		149,813	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	115,000		115,442
Bank of America Corp., Senior Notes	1.668%	1/15/19	205,000		205,833	(b)
Bank of America Corp., Senior Notes	1.495%	4/1/19	85,000		84,816	(b)
Citigroup Inc., Senior Bonds	1.198%	3/10/17	195,000		195,118	(b)
Citigroup Inc., Senior Bonds	1.324%	4/27/18	95,000		94,934	(b)
Corporacion Andina de Fomento, Senior Notes	1.188%	1/29/18	135,000		134,888	(b)
HBOS PLC, Subordinated Notes	1.380%	9/6/17	110,000		109,282	(a)(b)
JPMorgan Chase & Co., Senior Notes	1.538%	1/25/18	185,000		185,899	(b)
Santander UK PLC, Senior Notes	1.040%	9/29/17	110,000		109,465	(b)
Shinhan Bank, Senior Notes	1.281%	4/8/17	225,000		224,860	(b)(c)
Total Banks					1,610,350
Capital Markets — 5.5%
Deutsche Bank AG, Senior Notes	1.237%	2/13/17	150,000		149,847	(b)
Goldman Sachs Group Inc., Senior Notes	1.726%	11/15/18	375,000		375,915	(b)
Macquarie Bank Ltd., Senior Notes	1.266%	10/27/17	85,000		84,825	(b)(c)
Total Capital Markets					610,587
Consumer Finance — 1.2%
American Express Credit Corp., Senior Notes	1.248%	7/31/18	130,000		129,835	(b)
Total Financials					2,350,772

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2016

Legg Mason BW Absolute Return Opportunities VIT

Security	Rate	Maturity Date	Face Amount†	Value
Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
Verizon Communications Inc., Senior Notes	2.183%	9/15/16	105,000	$105,269	(b)
Total Corporate Bonds & Notes (Cost — $2,965,107)				2,957,930
U.S. Government & Agency Obligations — 22.1%
U.S. Government Obligations — 22.1%
U.S. Treasury Notes	0.337%	7/31/17	1,430,000	1,430,054	(b)
U.S. Treasury Notes	0.532%	1/31/18	295,000	295,559	(b)
U.S. Treasury Notes	0.450%	4/30/18	715,000	715,079	(b)
Total U.S. Government & Agency Obligations (Cost — $2,439,447)				2,440,692
Total Investments before Short-Term Investments (Cost — $11,099,128)				10,683,359

			Shares
Short-Term Investments — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $325,371)	0.479%		325,371	325,371
Total Investments — 99.7% (Cost — $11,424,499#)				11,008,730
Other Assets in Excess of Liabilities — 0.3%				35,376
Total Net Assets — 100.0%				$11,044,106

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NZD	— New Zealand Dollar
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Financial Statements.

6	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

Legg Mason BW Absolute Return Opportunities VIT

Summary of Investments by Country* (unaudited)
United States	40.3%
Mexico	13.7
Brazil	6.1
Indonesia	4.7
Malaysia	4.4
Hungary	3.8
New Zealand	3.7
Australia	3.4
South Africa	3.3
Portugal	2.8
Poland	2.1
South Korea	2.0
United Kingdom	2.0
Germany	1.4
Chile	1.4
Supranational	1.2
Spain	0.7
Short-Term Investments	3.0
100.0%

*	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2016 and are subject to change.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	7

Statement of assets and liabilities

June 30, 2016 (unaudited)

Assets:
Investments, at value (Cost — $11,424,499)	$11,008,730
Foreign currency, at value (Cost — $1,648)	1,603
Interest receivable	117,223
Unrealized appreciation on forward foreign currency contracts	75,540
Deposits with brokers for open futures contracts	57,319
Receivable from broker — variation margin on open futures contracts	25,253
Receivable from investment manager	3,351
Receivable for Portfolio shares sold	211
Prepaid expenses	119
Total Assets	11,289,349

Liabilities:
Unrealized depreciation on forward foreign currency contracts	195,627
Service and/or distribution fees payable	2,206
Accrued foreign capital gains tax	1,537
Payable for Portfolio shares repurchased	362
Trustees’ fees payable	158
Accrued expenses	45,353
Total Liabilities	245,243
Total Net Assets	$11,044,106

Net Assets:
Par value (Note 7)	$12
Paid-in capital in excess of par value	11,985,059
Undistributed net investment income	96,989
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(528,748)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(509,206)	*
Total Net Assets	$11,044,106

Net Assets:
Class I	$10,366
Class II	$11,033,740

Shares Outstanding:
Class I	1,127
Class II	1,203,373

Net Asset Value:
Class I	$9.20
Class II	$9.17

*	Net of accrued foreign capital gains tax of $1,537.

See Notes to Financial Statements.

8	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

Statement of operations

For the Six Months Ended June 30, 2016 (unaudited)

Investment Income:
Interest	$193,034
Less: Foreign taxes withheld	(3,388)
Total Investment Income	189,646

Expenses:
Investment management fee (Note 2)	36,856
Audit and tax fees	19,844
Service and/or distribution fees (Notes 2 and 5)	14,163
Fund accounting fees	10,327
Shareholder reports	10,257
Legal fees	9,663
Custody fees	4,445
Trustees’ fees	544
Insurance	342
Transfer agent fees (Note 5)	312
Miscellaneous expenses	2,119
Total Expenses	108,872
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(52,182)
Net Expenses	56,690
Net Investment Income	132,956

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(355,903)
Futures contracts	(5,890)
Foreign currency transactions	(288,125)
Net Realized Loss	(649,918)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	867,046	*
Futures contracts	26,692
Foreign currencies	20,926
Change in Net Unrealized Appreciation (Depreciation)	914,664
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	264,746
Increase in Net Assets From Operations	$397,702

*	Net of change in accrued foreign capital gains tax of $1,537.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015	2016	2015

Operations:
Net investment income	$132,956	$255,975
Net realized gain (loss)	(649,918)	326,002
Change in net unrealized appreciation (depreciation)	914,664	(1,287,135)
Increase (Decrease) in Net Assets From Operations	397,702	(705,158)

Distributions to Shareholders From (Notes 1 and 6):
Net realized gains	(37,319)	(471,476)
Decrease in Net Assets From Distributions to Shareholders	(37,319)	(471,476)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	3,238,308	3,064,005
Reinvestment of distributions	37,319	471,476
Cost of shares repurchased	(3,155,958)	(2,946,883)
Increase in Net Assets From Portfolio Share Transactions	119,669	588,598
Increase (Decrease) in Net Assets	480,052	(588,036)

Net Assets:
Beginning of period	10,564,054	11,152,090
End of period*	$11,044,106	$10,564,054
*Includes undistributed (overdistributed) net investment income, respectively, of:	$96,989	$(35,967)

See Notes to Financial Statements.

10	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$8.94	$9.87	$10.00

Income (loss) from operations:
Net investment income	0.12	0.23	0.23
Net realized and unrealized gain (loss)	0.17	(0.77)	0.39
Total income (loss) from operations	0.29	(0.54)	0.62

Less distributions from:
Net investment income	—	—	(0.36)
Net realized gains	(0.03)	(0.39)	(0.39)
Total distributions	(0.03)	(0.39)	(0.75)

Net asset value, end of period	$9.20	$8.94	$9.87
Total return[4]	3.26%	(5.60)%	6.33%

Net assets, end of period (000s)	$10	$10	$11

Ratios to average net assets:
Gross expenses	1.90%[5]	1.95%[6]	3.37%[5]
Net expenses[7,8]	0.75 [5]	0.75 [6]	0.75 [5]
Net investment income	2.58 [5]	2.39	2.61 [5]

Portfolio turnover rate	35%	61%	39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to December 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	11

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$8.92	$9.86	$10.00

Income (loss) from operations:
Net investment income	0.11	0.21	0.20
Net realized and unrealized gain (loss)	0.17	(0.76)	0.39
Total income (loss) from operations	0.28	(0.55)	0.59

Less distributions from:
Net investment income	—	—	(0.34)
Net realized gains	(0.03)	(0.39)	(0.39)
Total distributions	(0.03)	(0.39)	(0.73)

Net asset value, end of period	$9.17	$8.92	$9.86
Total return[4]	3.16%	(5.71)%	6.01%

Net assets, end of period (000s)	$11,034	$10,554	$11,141

Ratios to average net assets:
Gross expenses	1.92%[5]	2.01%[6]	3.36%[5]
Net expenses[7,8]	1.00 [5]	0.99 [6]	1.00 [5]
Net investment income	2.34 [5]	2.15	2.37 [5]

Portfolio turnover rate	35%	61%	39%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to December 31, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities VIT (the “Portfolio”) is a separate non-diversified investment series of Legg Mason Global Asset Management Variable Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	13

Notes to financial statements (unaudited) (cont’d)

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

14	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Sovereign bonds	—	$5,202,911	—	$5,202,911
Collateralized mortgage obligations	—	81,826	—	81,826
Corporate bonds & notes	—	2,957,930	—	2,957,930
U.S. government & agency obligations	—	2,440,692	—	2,440,692
Total long-term investments	—	$10,683,359	—	$10,683,359
Short-term investments†	$325,371	—	—	325,371
Total investments	$325,371	$10,683,359	—	$11,008,730
Other financial instruments:
Futures contracts	$45,241	—	—	$45,241
Forward foreign currency contracts	—	$75,540	—	75,540
Total other financial instruments	$45,241	$75,540	—	$120,781
Total	$370,612	$10,758,899	—	$11,129,511

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$21,169	—	—	$21,169
Forward foreign currency contracts	—	$195,627	—	195,627
Total	$21,169	$195,627	—	$216,796

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Portfolio’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

16	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2016, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $195,627. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

18	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

(j) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(k) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(l) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2016, there was $1,537 of capital gains tax liabilities accrued on unrealized gains.

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Portfolio’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.65% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Brandywine Global 70% of the net management fee it receives from the Portfolio.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.75% and 1.00%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended June 30, 2016, fees waived and/or expenses reimbursed amounted to $52,182.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2016, the Portfolio had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class I	Class II
Expires December 31, 2017	$220	$201,617
Expires December 31, 2018	126	120,750
Expires December 31, 2019	58	52,124
Total fee waivers/expense reimbursements subject to recapture	$404	$374,491

For the six months ended June 30, 2016, LMPFA did not recapture any fees.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Portfolio until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of June 30, 2016, Legg Mason and its affiliates owned 86% of the Portfolio.

20	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

3. Investments

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,472,195	$2,468,978
Sales	1,755,765	1,914,265

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$127,200
Gross unrealized depreciation	(542,969)
Net unrealized depreciation	$(415,769)

At June 30, 2016, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	4	9/16	$700,259	$745,500	$45,241

Contracts to Sell:
Euro-OAT	6	9/16	1,049,451	1,070,620	(21,169)
Net unrealized appreciation on open futures contracts					$24,072

At June 30, 2016, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	36,621	NOK	300,000	Citibank, N.A.	7/13/16	$774
USD	61,388	NOK	500,000	Goldman Sachs Bank USA	7/13/16	1,642
NOK	3,400,000	USD	413,090	HSBC Bank USA, N.A.	7/13/16	(6,820)
SEK	1,900,000	USD	235,908	Citibank, N.A.	7/14/16	(11,258)
SEK	2,100,000	USD	259,138	HSBC Bank USA, N.A.	7/14/16	(10,841)
EUR	40,000	USD	45,608	Citibank, N.A.	8/10/16	(1,160)
EUR	30,000	USD	34,231	Citibank, N.A.	8/10/16	(895)
EUR	30,000	USD	33,478	Citibank, N.A.	8/10/16	(142)
USD	1,798,773	EUR	1,570,000	Citibank, N.A.	8/10/16	54,193
EUR	140,000	USD	160,436	HSBC Bank USA, N.A.	8/10/16	(4,868)
EUR	30,000	USD	34,246	HSBC Bank USA, N.A.	8/10/16	(910)
KRW	100,000,000	USD	86,957	HSBC Bank USA, N.A.	8/11/16	(172)
KRW	60,000,000	USD	51,260	HSBC Bank USA, N.A.	8/11/16	810
USD	687,965	KRW	800,000,000	HSBC Bank USA, N.A.	8/11/16	(6,308)
USD	1,094,050	SGD	1,500,000	HSBC Bank USA, N.A.	8/17/16	(19,015)
USD	50,614	AUD	70,000	Morgan Stanley & Co. Inc.	8/18/16	(1,509)

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	2,500,000	USD	304,679	HSBC Bank USA, N.A.	8/22/16	$(8,586)
INR	35,000,000	USD	516,445	Barclays Bank PLC	9/21/16	(4,801)
CLP	70,000,000	USD	99,872	HSBC Bank USA, N.A.	9/26/16	5,110
USD	1,630,287	JPY	180,000,000	Citibank, N.A.	10/3/16	(118,342)
CLP	510,000,000	USD	750,088	HSBC Bank USA, N.A.	10/21/16	13,011
Total						$(120,087)

Abbreviations used in this table:
AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2016.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$45,241	—	$45,241
Forward foreign currency contracts	—	$75,540	75,540
Total	$45,241	$75,540	$120,781

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$21,169	—	$21,169
Forward foreign currency contracts	—	$195,627	195,627
Total	$21,169	$195,627	$216,796

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information

22	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(5,890)	—	$(5,890)
Forward foreign currency contracts[1]	—	$(291,782)	(291,782)
Total	$(5,890)	$(291,782)	$(297,672)

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$26,692	—	$26,692
Forward foreign currency contracts[1]	—	$13,099	13,099
Total	$26,692	$13,099	$39,791

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2016, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to buy)	$757,397
Futures contracts (to sell)	1,215,539
Forward foreign currency contracts (to buy)	4,062,616
Forward foreign currency contracts (to sell)	7,087,017

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$25,253	—	$25,253
Forward foreign currency contracts	75,540	—	75,540
Total	$100,793	—	$100,793

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at June 30, 2016:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$195,627	—	$195,627

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$12
Class II	$14,163	300
Total	$14,163	$312

For the six months ended June 30, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class I	$58
Class II	52,124
Total	$52,182

6. Distributions to shareholders by class

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Net Realized Gains:
Class I	$35	$422
Class II	37,284	471,054
Total	$37,319	$471,476

7. Shares of beneficial interest

At June 30, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class I
Shares issued on reinvestment	4	$35	46	$422
Net increase	4	$35	46	$422

24	Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class II
Shares sold	358,283	$3,238,308	312,286	$3,064,005
Shares issued on reinvestment	4,079	37,284	50,600	471,054
Shares repurchased	(342,192)	(3,155,958)	(309,114)	(2,946,883)
Net increase	20,170	$119,634	53,772	$588,176

8. Deferred capital losses

As of December 31, 2015, the Portfolio had deferred capital losses of $12,107, which have no expiration date, that will be available to offset future taxable capital gains.

9. Subsequent event

On August 5, 2016, the Board of Trustees of the Portfolio announced that it had determined that it is in the best interests of the Portfolio and its shareholders to terminate the Portfolio. The Portfolio is expected to cease operations on or about November 30, 2016. Before the termination is effected, and at the discretion of fund management, the assets of the Portfolio will be liquidated and the Portfolio will cease to pursue its investment objective.

Legg Mason BW Absolute Return Opportunities VIT 2016 Semi-Annual Report	25

Legg Mason

BW Absolute Return Opportunities VIT

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investors Services, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Absolute Return Opportunities VIT

The Portfolio is a separate investment series of Legg Mason Global Asset Management Variable Trust, a Maryland statutory trust.

Legg Mason BW Absolute Return Opportunities VIT

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Absolute Return Opportunities VIT. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX016668 8/16 SR16-2848

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Variable Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016